Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Foundation Funds
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Central Index Key	0001048133
Document Effective Date	Jul. 28, 2017
Document Creation Date	Jul. 27, 2017
Delaware Foundation Conservative Allocation Fund | Class A
Document and Entity Information:
Trading Symbol	DFIAX
Delaware Foundation Conservative Allocation Fund | Class C
Document and Entity Information:
Trading Symbol	DFICX
Delaware Foundation Conservative Allocation Fund | Class R
Document and Entity Information:
Trading Symbol	DFIRX
Delaware Foundation Conservative Allocation Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFIIX
Delaware Foundation Growth Allocation Fund | Class A
Document and Entity Information:
Trading Symbol	DFGAX
Delaware Foundation Growth Allocation Fund | Class C
Document and Entity Information:
Trading Symbol	DFGCX
Delaware Foundation Growth Allocation Fund | Class R
Document and Entity Information:
Trading Symbol	DFGRX
Delaware Foundation Growth Allocation Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFGIX
Delaware Foundation Moderate Allocation Fund | Class A
Document and Entity Information:
Trading Symbol	DFBAX
Delaware Foundation Moderate Allocation Fund | Class C
Document and Entity Information:
Trading Symbol	DFBCX
Delaware Foundation Moderate Allocation Fund | Class R
Document and Entity Information:
Trading Symbol	DFBRX
Delaware Foundation Moderate Allocation Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFFIX